Transactions with Affiliates and Owners	6 Months Ended
Jun. 30, 2012
Transactions with Affiliates and Owners
(4)	Transactions with Affiliates and Owners

Amounts due from affiliates, net generally result from cash advances and the payment of affiliated companies’ administrative expenses by the Company on behalf of such affiliates. Balances are generally paid within 30 days.

Management fees, including acquisition fees and sales commissions for the three and six months ended June 30, 2012 and 2011 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Fees from affiliated owners	$1,576	$1,204	$3,024	$2,366
Fees from unaffiliated owners	5,224	5,931	10,083	11,973

Fees from owners	6,800	7,135	13,107	14,339
Other fees	493	480	987	960

Total management fees	$7,293	$7,615	$14,094	$15,299

Management fees, including acquisition fees and sales commissions for the three and six months ended June 30, 2012 and 2011 were as follows:

Due to owners, net represents lease rentals collected on behalf of and payable to Owners, net of direct expenses and management fees receivable. Due to owners, net at June 30, 2012 and December 31, 2011 consisted of the following:

	June 30,	December 31,
	2012	2011
Affiliated owners	$(184)	$919
Unaffiliated owners	14,379	14,893

Total due to owners, net	$14,195	$15,812